Basis of Presentation and Principles of Consolidation - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Unevaluated Oil and Gas Properties	$ 171,901		$ 165,503
Interest Expense	4,005	1,739
Reclassification from Wells and Facilities in Progress
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Unevaluated Oil and Gas Properties			3,900
Reclassification from Depreciation, Depletion, Amortization and Accretion
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Interest Expense	$ 300